SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCING LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
Remainder of 2024	$ 19,825
2025	39,650
2026	39,650
2027	12,898
2028
Total minimum lease payments	112,023
Less: imputed interest	(14,960)
Present value of future minimum lease payments	97,063
Current financing lease liabilities	29,524
Non-current financing lease liabilities	$ 67,539